UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                                AMENDMENT NO. 1

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201

                  The Appleton Funds
--------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

      45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

      James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:      12/31
                         -----------------
Date of reporting period:     12/31/03
                          -----------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report for Appleton Equity Growth Fund.


================================================================================

                           APPLETON EQUITY GROWTH FUND
                           ---------------------------

                                  ANNUAL REPORT

                                December 31, 2003

      Investment Adviser                                 Administrator
      ------------------                                 -------------
    APPLETON PARTNERS, INC.                     INTEGRATED FUND SERVICES, INC.
 45 Milk Street, Eighth Floor                      221 East Fourth Street
       Boston, MA 02109                                   Suite 300
                                                     Cincinnati, OH 45202
                                                        1-877-712-7753

================================================================================

Dear Fellow Shareholder:

After three consecutive years of losses, U.S. equity investors were finally rewarded in 2003 as markets posted double digit gains. In both 2001 and 2002, short-term rallies temporarily raised expectations that the post-bubble bear market was finally coming to an end. However, in both instances, the economy proved too fragile, and equity markets quickly reversed course and continued their downward spiral.

In the second quarter of 2003, investors had to decide if a 15% rally in the S&P would once again fizzle, or finally be a sign of better days to come. Bearish investors still doubted the strength of the economy and remained on the sidelines, while more bullish investors believed that equities had bottomed and the time had come to take a more aggressive stance. The rally proved to be for real as low interest rates, tax cuts, increased government spending, a slowdown in layoffs, a successful campaign in Iraq and a weak dollar provided the momentum for a more sustainable economic recovery. That recovery was further validated as GDP growth in the third quarter registered a blistering 8.2% pace. For the year, the major indices all increased in excess of 20 percent.

For the year ended December 31, 2003, the Fund had a total return of 24.03%, slightly below the S&P 500 Index's (the Fund's bench mark) total return of 28.69% for the same period. The Fund began 2003 by continuing to emphasize the more defensive sectors such as consumer staples and healthcare, as the long awaited economic recovery was still not in sight. Exposure to some of the more volatile sectors that usually underperform in a weak economy, such as industrials and technology, was reduced from levels seen in previous years.

However, as the year progressed and the economic data became more encouraging, we adopted a more bullish stance towards the equity markets. Over the course of several months, we made a concerted effort to restructure the portfolio so that it was better positioned to take advantage of surging equity markets. By the end of the year, our exposure to the more defensive sectors such as consumer staples and healthcare was reduced from 36% to approximately 24%. At the same time, we increased our exposure to those sectors that we felt would outperform as the economy recovered. Exposure to the industrial, financial, consumer cyclical and technology sectors was increased. While we did increase our exposure to the more volatile technology sector, we were mindful of the events of just a few years ago, and kept a technology weighting that was in line with that of the S&P index. Below is a brief update of each sector for the year 2003.

      o The Technology sector soared in 2003 as an improving economy provided corporations with the financial resources to upgrade their systems and infrastructures.

      o The Consumer Discretion sector rose strongly as homebuilding stocks took advantage of a record year in housing and high-end retailers surged as consumers opened their wallets for more expensive items.

      o The Financial sector performed well as mortgage lending boomed, investment banking and asset management fees rebounded and credit losses declined significantly.

      o The Consumer Staples sector, as expected, lagged in a strong market as investors focused their attention on more volatile sectors.

      o The Telecommunications sector remained weak as overcapacity and severe price competition continued to plague the industry.

      o The Healthcare sector lagged the broader markets as pending Medicare legislation kept investors on the sidelines and pharmaceuticals struggled to find replacements for several blockbusters coming off patent protection.

      o The Industrial sector had an outstanding year. As the economy strengthened, industrial activity saw its first signs of life in several quarters. Construction, defense and conglomerates all took part in the rally.

      o The energy sector endured a volatile year as both oil prices and reserves saw large swings. As the year progressed, increases in industrial production, injections to U.S. reserves and bitter cold weather led to improvements in share prices.

      o The Materials sector surged as construction and infrastructure spending increased and speculation on demand for inputs such as copper and aluminum drove prices higher throughout the year.

As we embark on 2004, we remain confident that the economic recovery will continue and that equity markets have further upside potential. While the economic backdrop remains favorable for equities, it's highly unlikely that 2004 will produce the same staggering gains as did 2003. Investor expectations, lofty valuations and record corporate earnings last year have set the bar extremely high for 2004. Instead, we look for GDP and earnings growth to slow from last year's record pace, and for equities to advance in the high single-digit range. As always, we'll continue to focus on high quality companies with the potential for above average earnings growth, and we'll continue to monitor the economic landscape and make strategic changes to the portfolio as needed.

Very Truly Yours,

/s/ James I. Ladge
-------------------------------
James I. Ladge, CFA
President

        Comparison of the Change in Value of a $10,000 Investment in the Appleton Equity Growth Fund and the S&P 500 Index

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

                                                          12/31/03
                                                          --------
             Appleton Equity Growth Fund                   $ 8,832
             S&P 500 Index                                 $ 6,400

                        ---------------------------------
                           Appleton Equity Growth Fund
                          Average Annual Total Returns*

                           1 Year     Since Inception**
                           24.03%         (13.82%)
                        ---------------------------------

           Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

* The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
**   Fund inception was December 31, 2000.

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2003

  SHARES                                                                 VALUE
  ------                                                                 -----
               COMMON STOCKS -- 99.4%

               CONSUMER, CYCLICAL -- 16.9%
   5,500       Brinker International, Inc.*                          $   182,380
   4,000       ComCast Corp.*                                            131,480
   2,250       Kohl's Corp.*                                             101,115
   3,250       Lowe's Companies, Inc.                                    180,018
   2,000       Mohawk Industries, Inc.*                                  141,080
   3,500       Newell Rubbermaid, Inc.                                    79,695
   1,750       NIKE, Inc.                                                119,805
                                                                     -----------

                                                                         935,573
                                                                     -----------

               CONSUMER, NON-CYCLICAL -- 10.4%
   2,500       Avon Products, Inc.                                       168,725
   3,000       PepsiCo, Inc.                                             139,860
   1,500       Procter & Gamble Co.                                      149,820
   2,250       Wal-Mart Stores, Inc.                                     119,363
                                                                     -----------

                                                                         577,768
                                                                     -----------

               ENERGY -- 8.5%
   2,000       Apache Corp.                                              162,200
   4,400       Exxon Mobil Corp.                                         180,400
   3,500       Weatherford International Ltd.*                           126,000
                                                                     -----------

                                                                         468,600
                                                                     -----------

               FINANCIAL SERVICES -- 17.8%
   3,500       Citigroup, Inc.                                           169,890
   4,500       FleetBoston Financial Corp.                               196,424
   6,000       Friedman, Billings, Ramsey Group, Inc.                    138,480
   3,000       Merrill Lynch & Co., Inc.                                 175,950
   4,000       SAFECO Corp.                                              155,720
   2,500       Wells Fargo & Co.                                         147,225
                                                                     -----------

                                                                         983,689
                                                                     -----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2003

  SHARES                                                                 VALUE
  ------                                                                 -----

               HEALTHCARE -- 15.2%
   3,000       Forest Laboratories, Inc.                             $   185,400
   2,750       Johnson & Johnson                                         142,065
   3,000       Merck & Co., Inc.                                         138,600
   3,400       Pfizer, Inc.                                              120,122
   4,000       Pharmaceutical Product Development, Inc.*                 107,880
   2,000       Quest Diagnostics, Inc.*                                  146,220
                                                                     -----------

                                                                         840,287
                                                                     -----------

               INDUSTRIAL -- 9.7%
   5,000       ARAMARK Corp.                                             137,100
   2,000       Caterpiller, Inc.                                         166,040
   3,000       General Electric Co.                                       92,940
   1,500       United Technologies Corp.                                 142,155
                                                                     -----------

                                                                         538,235
                                                                     -----------

               MATERIALS -- 3.1%
   4,500       Praxair, Inc.                                             171,900
                                                                     -----------

               TECHNOLOGY -- 15.7%
   6,000       Applied Materials*                                        134,700
   5,750       Check Point Software Tech*                                 96,715
   4,500       Cisco Systems*                                            109,305
   6,500       Flextronics International Ltd.*                            96,460
   1,250       International Business Machines Corp.                     115,850
   6,000       Microsoft Corp.                                           165,240
   5,250       Texas Instruments, Inc.                                   154,245
                                                                     -----------

                                                                         872,515
                                                                     -----------

               TELECOMMUNICATIONS -- 2.1%
   3,350       Verizon Communications, Inc.                              117,518
                                                                     -----------

               TOTAL COMMON STOCKS                                   $ 5,506,085
                                                                     -----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2003

  SHARES                                                                 VALUE
  ------                                                                 -----

               MONEY MARKETS -- 1.2%

  68,618       First American Treasury  Fund                         $    68,618
                                                                     -----------

               TOTAL INVESTMENT SECURITIES-- 100.6%
                 (Cost $5,228,869)                                   $ 5,574,703

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)          (30,672)
                                                                     -----------

                 NET ASSETS-- 100.0%                                 $ 5,544,031
                                                                     ===========

* Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2003

ASSETS
            Investment securities:
                 At acquisition cost                                             $      5,228,869
                                                                                   ===============
                 At value                                                        $      5,574,703
            Dividends receivable                                                            6,042
            Receivable from Adviser                                                         2,801
                                                                                   ---------------
                 TOTAL ASSETS                                                           5,583,546
                                                                                   ---------------

LIABILITIES
            Payable to affiliates                                                          12,997
            Other accrued expenses and liabilities                                         26,518
                                                                                   ---------------

                 TOTAL LIABILITIES                                                         39,515
                                                                                   ---------------

NET ASSETS                                                                       $      5,544,031
                                                                                   ===============

NET ASSETS CONSIST OF
Paid-in capital                                                                  $      7,469,895
Accumulated net realized losses from security transactions                             (2,271,698)
Net unrealized appreciation on investments                                                345,834
                                                                                   ---------------
NET ASSETS                                                                       $      5,544,031
                                                                                   ===============

Shares of beneficial interest outstanding (unlimited number of shares
            authorized, no par value)                                                     865,736
                                                                                   ===============

Net asset value and redemption price per share                                   $           6.40
                                                                                   ===============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2003

INVESTMENT INCOME
            Dividends                                                                           $         61,520
                                                                                                  ---------------

EXPENSES
            Investment advisory fees                                                                      48,173
            Professional fees                                                                             31,600
            Accounting services fees                                                                      30,000
            Administration fees                                                                           24,000
            Transfer agent fees                                                                           24,000
            Distribution expenses                                                                         12,043
            Postage and supplies                                                                           8,746
            Trustees' fees and expenses                                                                   15,442
            Custodian fees                                                                                 5,800
            Insurance expense                                                                              3,659
            Registration fees                                                                              2,999
            Reports to shareholders                                                                        1,000
            Pricing expense                                                                                  900
                                                                                                  ---------------
                TOTAL EXPENSES                                                                           208,362
            Fees waived and/or expenses reimbursed by Adviser                                           (136,044)
                                                                                                  ---------------
                NET EXPENSES                                                                              72,318
                                                                                                  ---------------

NET INVESTMENT LOSS                                                                                      (10,798)
                                                                                                  ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
            Net realized losses from security transactions                                              (351,133)
            Net change in unrealized appreciation/depreciation on investments                          1,410,289
                                                                                                  ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                       1,059,156
                                                                                                  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                      $      1,048,358
                                                                                                  ===============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the             For the
                                                                                   Year Ended          Year Ended
                                                                                  December 31,         December 31,
                                                                                      2003                 2002
                                                                                  -------------        -------------
FROM OPERATIONS
         Net investment loss                                                      $    (10,798)        $    (26,242)
         Net realized losses from security transactions                               (351,133)          (1,536,380)
         Net change in unrealized appreciation/depreciation on investments           1,410,289             (262,969)
                                                                                  -------------        -------------
Net increase (decrease) in net assets from operations                                1,048,358           (1,825,591)
                                                                                  -------------        -------------

FROM CAPITAL SHARE TRANSACTIONS
         Proceeds from shares sold                                                     643,881            1,457,038
         Payments for shares redeemed                                                 (247,229)            (314,340)
                                                                                  -------------        -------------
Net increase in net assets from capital share transactions                             396,652            1,142,698
                                                                                  -------------        -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              1,445,010             (682,893)

NET ASSETS
         Beginning of year                                                           4,099,021            4,781,914
                                                                                  -------------        -------------
         End of year                                                              $  5,544,031         $  4,099,021
                                                                                  =============        =============

CAPITAL SHARE ACTIVITY
         Sold                                                                          113,318              218,510
         Redeemed                                                                      (41,318)             (57,585)
                                                                                  -------------        -------------
         Net increase in shares outstanding                                             72,000              160,925
         Shares outstanding, beginning of year                                         793,736              632,811
                                                                                  -------------        -------------
         Shares outstanding, end of year                                               865,736              793,736
                                                                                  =============        =============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                                        For the           For the      a  For the
                                                                       Year Ended       Year Ended      Year Ended
                                                                      December 31,      December 31,    December 31,
                                                                          2003             2002           2001(a)
                                                                      -------------    ------------    ------------
Net asset value at beginning of year                                  $        5.16    $       7.56    $      10.00
                                                                      -------------    ------------    ------------

Income (loss) from investment operations:
         Net investment loss                                                 (0.01)          (0.03)          (0.03)
         Net realized and unrealized gains (losses) on investments            1.25           (2.37)          (2.41)
                                                                      -------------    ------------    ------------
Total from investment operations                                              1.24           (2.40)          (2.44)
                                                                      -------------    ------------    ------------

Net asset value at end of year                                              $ 6.40          $ 5.16          $ 7.56
                                                                      =============    ============    ============

Total return                                                                24.03%         (31.75%)        (24.40%)
                                                                      =============    ============    ============

Net assets at end of year                                               $5,544,031      $4,099,021      $4,781,914
                                                                      =============    ============    ============

Ratio of net expenses to average net assets                                  1.50%           1.50%           1.50%

Ratio of net investment loss to average net assets                          (0.22%)         (0.56%)         (0.47%)

Portfolio turnover rate                                                        58%             56%             34%

(a) The Fund commenced operations on December 31, 2000.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2003

1.  SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of December 31, 2003:

         Cost of portfolio investments                      $   5,228,869
                                                           ================
         Gross unrealized appreciation on investments       $     717,957

         Gross unrealized depreciation on investments            (372,123)
                                                           ----------------
         Net unrealized appreciation on investments         $     345,834

         Capital loss carryforwards                            (2,271,698)
                                                           ----------------
         Total accumulated deficit                          $  (1,925,864)
                                                           ================

The Fund's capital loss carryforwards in the above table expire as follows:

                              Amount                   December 31,
                   ------------------          ---------------------
                            $254,452                           2009
                          $1,650,125                           2010
                            $367,121                           2011
                   ------------------
                          $2,271,698
                   ==================

These capital loss carryforwards may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

As of December 31, 2003, the Fund reclassified $10,798 of net investment loss to paid-in capital on the Statement of Assets and Liabilities. Such reclassification has no affect on the Fund's net assets or net asset value per share.

The Fund has not made any taxable distributions to shareholders since its inception (December 31, 2000).

2.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,217,781 and $2,706,853, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2004. For the year ended December 31, 2003, the Adviser waived $48,173 of advisory fees and reimbursed the Fund for $87,871 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2003, the Fund accrued and the Adviser subsequently reimbursed $12,043 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures (unaudited)

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling 1-617-338-0700.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Appleton Funds

We have audited the accompanying statement of assets and liabilities of the Appleton Equity Growth Fund (the "Fund"), a series of the Appleton Funds, including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the year ended December 31, 2001 were audited by other auditors whose report dated February 20, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Cincinnati, Ohio
January 15, 2004

                           APPLETON EQUITY GROWTH FUND

                       MANAGEMENT OF THE TRUST (UNAUDITED)

                                December 31, 2003

Listed in the charts below is basic information regarding the Trustees and Officers of the Trust.

                                                                                                    NUMBER OF       OTHER
                                                                                                    PORTFOLIOS IN   DIRECTORSHIPS
                                                                                                    FUND COMPLEX    HELD BY TRUSTEE
                                    CURRENT POSITION WITH TRUST      PRINCIPAL OCCUPATION(S)        OVERSEEN BY     OUTSIDE THE FUND
NAME/ADDRESS/AGE                    AND LENGTH OF TIME SERVED        DURING LAST 5 YRS              TRUSTEE         COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:

JAMES I. LADGE                      President, Trustee               Vice President, Appleton            1                N/A
45 Milk Street, 8th Floor           (December 2000 - Present)        Partners, Inc. (1993 - Present)
Boston, MA 02109                    Treasurer
Age: 34                             (December 2003 - Present)

DOUGLAS C. CHAMBERLAIN              Trustee                          President, Appleton Partners, Inc.  1                N/A
45 Milk Street, 8th Floor           (December 2000 - Present)        (1998 - Present)
Boston, MA 02109
Age: 55

DISINTERESTED TRUSTEES:

JACK W. ABER                        Trustee                          Professor, Boston University        1        Director, Manager
Boston University School of         (December 2000 - Present)        (1972- Present)                                     Funds
   Management                                                                                                     Director, Third
595 Commonwealth Avenue                                                                                             Avenue Funds
Boston, MA 02215
Age: 65

JOHN M. CORNISH, ESQ.               Trustee                          Partner, Choate, Hall & Stewart     1        Director, Thompson
Choate Hall & Stewart               (December 2000 - Present)        (1985 - Present)                              Steel Company
53 State Street
Boston, MA 02109
Age: 55

GRADY B. HEDGESPETH                 Trustee                          Trustee, Chief Investment           1                 N/A
ICA Group                           (December 2000 - Present)        Officer, New Markets Equity Fund
One Harvard Street, Suite 200                                        (March 2000 - Present);
Brookline, MA 02445                                                  President, Fleet
Age: 47                                                              Development Ventures
                                                                     (April 1996 - January 2000)

OFFICERS:

Jay S. Fitton                       Secretary                        Counsel, Integrated               N/A.                N/A
221 East Fourth Street, Suite 300   (December 2000 - Present)        Fund Services,
Cincinnati, OH 45202                                                 (May 2000 - Present)
Age: 33

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-877-71-Apple.

ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The Trustees determined that no member of the Audit Committee was qualified to be considered an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $12,500 for the December 31, 2003 fiscal year and approximately $11,600 for the December 31, 2002 fiscal year.

(b) Audit-Related Fees. Audit-Related fees totaled approximately $0 for the December 31, 2003 fiscal year. Audit-Related fees totaled approximately $0 for the December 31, 2002 fiscal year.

(c) Tax Fees. Tax fees totaled approximately $1,500 for the December 31, 2003 fiscal year and approximately $1,400 for the December 31, 2002 fiscal year and consisted of fees for tax return preparation services during both years.

(d) All Other Fees. There were no other fees for the December 31, 2003 or December 31, 2002 fiscal years.

(e)  Not Applicable

(f)  Not Applicable

(g)  Not Applicable

(h)  Not Applicable

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1)  Code of Ethics for Senior Financial Officers is filed herewith.

     (2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)  Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
             -------------------------------------------------------------------

By (Signature and Title)

/s/ James I. Ladge
--------------------------
James I. Ladge
President and Treasurer

Date:  June 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James I. Ladge
--------------------------
James I. Ladge
President and Treasurer

Date:  June 23, 2004